UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):		[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	R. Robert Woodburn Jr
Address:	Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 97-00001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	John Aharonian
Title:	Duly Authorized
Phone:	617-619-8201

Signature, Place, and Date of Signing:

John Aharonian		Boston, MA		November 15, 2012
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this
 reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
[Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	78,912
				(x$1000)
List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             Common Stock     88579y101     1243    13450 SH       Sole                    13450
ABBOTT LABS                    Common Stock     002824100     2029    29601 SH       Sole                    29601
AIR PRODUCTS & CHEM            Common Stock     009158106      445     5380 SH       Sole                     5380
AKAMAI TECHNOLOGIES            Common Stock     00971T101      226     5900 SH       Sole                     5900
AMGEN INC                      Common Stock     031162100      536     6364 SH       Sole                     6364
ANADARKO PETE                  Common Stock     032511107      465     6648 SH       Sole                     6648
APPLIED MATERIAL               Common Stock     038222105      265    23700 SH       Sole                    23700
AUTOMATIC DATA PROCESSING      Common Stock     053015103     1482    25258 SH       Sole                    25258
BAKER HUGHES                   Common Stock     057224107      375     8300 SH       Sole                     8300
BERKSHIRE HATHAWAY INC CL B    Common Stock     084670702      357     4050 SH       Sole                     4050
BP PLC SPON ADR                Common Stock     055622104      906    21393 SH       Sole                    21393
BRISTOL MYERS SQUIBB           Common Stock     110122108      287     8499 SH       Sole                     8499
CHEVRON CORP NEW               Common Stock     166764100      608     5215 SH       Sole                     5215
CISCO SYS INC                  Common Stock     17275r102      419    21950 SH       Sole                    21950
COCA COLA                      Common Stock     191216100      409    10780 SH       Sole                    10780
COLGATE-PALMOLIVE              Common Stock     194162103      273     2550 SH       Sole                     2550
CORNING INC                    Common Stock     219350105      250    19000 SH       Sole                    19000
DISNEY                         Common Stock     254687106      267     5100 SH       Sole                     5100
DOVER CORP                     Common Stock     260003108      381     6400 SH       Sole                     6400
EMERSON ELECTRIC               Common Stock     291011104     1383    28648 SH       Sole                    28648
EXXON MOBIL                    Common Stock     30231g102     5998    65592 SH       Sole                    65592
FIDELITY NATL INFO SVCS        Common Stock     31620m106      229     7320 SH       Sole                     7320
FISERV                         Common Stock     337738108      870    11750 SH       Sole                    11750
GENERAL ELECTRIC               Common Stock     369604103     2192    96523 SH       Sole                    96523
GENERAL MILLS                  Common Stock     370334104      550    13800 SH       Sole                    13800
HOME DEPOT                     Common Stock     437076102      729    12075 SH       Sole                    12075
INTEL CORP                     Common Stock     458140100     1603    70751 SH       Sole                    70751
INTL BUSINESS MACH             Common Stock     459200101      650     3134 SH       Sole                     3134
JOHNSON & JOHNSON              Common Stock     478160104     4769    69205 SH       Sole                    69205
KIMBERLY CLARK                 Common Stock     494368103      455     5300 SH       Sole                     5300
MAC GRAY CORP                  Common Stock     554153106    15211  1134334 SH       Sole                  1134334
MCGRAW HILL                    Common Stock     580645109      262     4800 SH       Sole                     4800
MEDTRONIC                      Common Stock     585055106     1459    33840 SH       Sole                    33840
MERCK                          Common Stock     58933y105      334     7400 SH       Sole                     7400
MICROSOFT CORP                 Common Stock     594918104     1622    54510 SH       Sole                    54510
NORFOLK SOUTHERN               Common Stock     655844108      270     4243 SH       Sole                     4243
NUCOR CORPORATION              Common Stock     670346105      244     6388 SH       Sole                     6388
PEPSICO                        Common Stock     713448108     1800    25437 SH       Sole                    25437
PFIZER                         Common Stock     717081103      525    21139 SH       Sole                    21139
PNC FINCL SERVICES GROUP       Common Stock     693475105      270     4280 SH       Sole                     4280
PROCTER & GAMBLE               Common Stock     742718109     3233    46616 SH       Sole                    46616
QUALCOMM                       Common Stock     747525103      984    15750 SH       Sole                    15750
ROYAL DUTCH SHELL PLC   SPONS  Common Stock     780259206      236     3400 SH       Sole                     3400
SCHLUMBERGER                   Common Stock     806857108      818    11304 SH       Sole                    11304
SIGMA ALDRICH CORP             Common Stock     826552101      374     5200 SH       Sole                     5200
STATE STREET                   Common Stock     857477103      906    21587 SH       Sole                    21587
STATOIL ASA SHS                Common Stock     85771p102      259    10050 SH       Sole                    10050
STRYKER CORP                   Common Stock     863667101      895    16085 SH       Sole                    16085
SYSCO                          Common Stock     871829107      774    24755 SH       Sole                    24755
TARGET CORP                    Common Stock     87612e106      510     8035 SH       Sole                     8035
TEVA PHARMACEUTICAL            Common Stock     881624209      260     6275 SH       Sole                     6275
THERMO FISHER SCIENTIFIC       Common Stock     883556102      294     5000 SH       Sole                     5000
UNITED TECHNOLOGIES            Common Stock     913017109      333     4250 SH       Sole                     4250
US BANCORP                     Common Stock     902973304      463    13490 SH       Sole                    13490
WAL-MART STORES                Common Stock     931142103     1914    25933 SH       Sole                    25933
WALGREEN                       Common Stock     931422109      729    20013 SH       Sole                    20013
XILINX                         Common Stock     983919101      839    25125 SH       Sole                    25125
EUROPACIFIC GROWTH FUND CLASS  Equity Mutual Fu 29875e100     4274   107570 SH       Sole                   107570
ISHARES S&P INDEX FD           Equity Mutual Fu 464287200      982     6800 SH       Sole                     6800
POWERSHARES DB COMMODITY IND   Equity Mutual Fu 73935S105      257     8958 SH       Sole                     8958
S P D R TRUST SER 1            Equity Mutual Fu 78462f103     1029     7150 SH       Sole                     7150
SPDR DJ TOTAL MARKET           Equity Mutual Fu 78464A805     2237    20883 SH       Sole                    20883
VANGUARD EMERGING MKTS ETF     Equity Mutual Fu 922042858      420    10073 SH       Sole                    10073
VANGUARD REIT ETF              Equity Mutual Fu 922908553      509     7827 SH       Sole                     7827
VANGUARD TOTAL STOCK MARKET ET Equity Mutual Fu 922908769     1714    23266 SH       Sole                    23266
VANGUARD TOTAL STOCK MARKET IN Equity Mutual Fu 922908488      332     9586 SH       Sole                     9586
WELLS FARGO ADVANTAGE ENTERPRI Equity Mutual Fu 949915375      366     9709 SH       Sole                     9709
WELLS FARGO ADVANTAGE INTERNAT Equity Mutual Fu 949915177      324    33109 SH       Sole                    33109